UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Principal
	Amount	Value
Asset Backed Securities - 7.29%
Accredited Mortgage Loan Trust
2005-3, 0.692%, 09/25/2035	$148,000	$136,182
Aegis Asset Backed Securities Trust
2005-1, 0.720%, 03/25/2035	170,000	150,171
American Airlines Class A Pass Through Trust
2013-2, 4.950%, 07/15/2024 (a)	260,000	272,350
American Credit Acceptance Receivables Trust
2012-2 A, 1.890%, 07/15/2016 (a)	39,405	39,557
2012-3 A, 1.640%, 11/15/2016 (a)	55,313	55,303
2013-1 A, 1.450%, 04/16/2018 (a)	85,550	85,523
American Express Credit Account Master Trust
2013-1 A, 0.588%, 02/16/2021	500,000	500,757
AmeriCredit Automobile Receivables Trust
2011-2 A, 1.610%, 10/08/2015	5,569	5,571
2012-5 B, 1.120%, 11/08/2017	90,000	89,947
2012-4 B, 1.310%, 11/08/2017	60,000	60,308
2013-5 C, 2.290%, 11/08/2019	200,000	201,030
Ameriquest Asset-Backed Pass-Through Certificate
2004-R2, 0.860%, 04/25/2034	266,233	254,096
Ameriquest Mortgage Securities Inc.
2003-10, 0.930%, 12/25/2033	224,059	216,294
Carfinance Capital Auto Trust
2013-2, 1.750%, 11/15/2017	58,758	58,798
CarMax Auto Owner Trust
2013-4, 1.700%, 05/15/2019	75,000	75,100
Carrington Mortgage Loan Trust
2005-OPT2, 0.820%, 05/25/2035	100,000	84,994
2006-RFC1, 0.320%, 06/25/2035	303,566	281,178
Chase Issuance Trust
2013-2A, 0.268%, 02/15/2017	115,000	114,955
2013-A8, 1.010%, 10/15/2018	225,000	225,903
2007-2A, 0.218%, 04/15/2019	335,000	332,333
Citibank Credit Card Issuance Trust
2013-A6, 1.320%, 09/07/2018	420,000	425,267
Citigroup Mortgage Loan Trust, Inc.
M-3, 0.650%, 05/25/2035	325,000	261,800
M-1, 0.989%, 06/25/2035 (a)	114,000	108,869
CLI Funding V LLC
2013-2, 3.220%, 06/18/2028 (a)	128,925	128,307
Continental Airlines Pass Through Trust
2012-2A, 4.000%, 04/29/2026	175,000	173,250
Cronos Containers Program Ltd.
2012-2, 3.810%, 09/18/2027 (a)	220,833	223,840
EquiFirst Mortgage Loan Trust
2003-2, 1.293%, 09/25/2033	323,058	317,185
Fieldstone Mortgage Investment Trust
2005-1, 1.295%, 03/25/2035	200,000	157,977
First Franklin Mortgage Loan Trust
2005-FF1, 0.905%, 12/25/2034	264,050	247,523
2004-FFH4, 1.817%, 01/25/2035	95,000	90,305
Flagship Credit Auto Trust
2013-1, 1.320%, 04/16/2018 (a)	245,619	245,418
2013-2A, 1.940%, 01/15/2019	141,425	141,581
GE Equipmenet Transportation LLC
2013-2 A3, 0.920%, 09/25/2017	170,000	170,376
Global SC Finance II SRL
2013-1, 2.980%, 04/17/2028 (a)	249,542	245,148
Hertz Fleet Lease Funding LP
2013-3A, 0.718%, 12/10/2027	160,000	160,077
Hilton USA Trust
2013-HLF AFL, 1.169%, 11/05/2030	145,000	145,309
Home Equity Mortgage Trust
2004-5, 1.770%, 02/25/2035	106,445	96,758
JP Morgan Mortgage Acquisition Trust
2006-CW1, 0.320%, 05/25/2036	276,190	266,689
Lake Country Mortgage Loan Trust
2006-HE1, 0.820%, 07/25/2034 (a)	330,000	318,660
Morgan Stanley ABS Capital I, Inc. Trust
2004-HE6, 0.995%, 08/25/2034	240,000	220,129

New Century Home Equity Loan Trust
2004-3, 1.145%, 11/25/2034	127,791	120,664
Newcastle Mortgage Securities Trust
A-4, 0.524%, 03/25/2036	180,000	170,120
RAMP Trust
2006-RZ1, 0.570%, 03/25/2036	330,000	292,549
Santander Drive Auto Receivables Trust
2013-5C, 2.250%, 06/17/2019	315,000	315,372
SNAAC Auto Receivables Trust
2012-1, 1.780%, 06/15/2016 (a)	7,891	7,906
Structured Asset Investment Loan Trust
2004-6, 0.970%, 07/25/2034	298,921	281,885
2004-8, 0.786%, 09/25/2034	210,000	200,004
2005-3, 0.830%, 04/25/2035	359,000	313,185
Structured Asset Securities Corp Mortgage Loan Trust
2005-NC2 M3, 0.600%, 05/25/2035	155,000	145,155
2006-AM1 A4, 0.330%, 04/25/2036	221,946	206,730
Textainer Marine Containers III Ltd.
2013-1, 3.900%, 09/20/2038 (a)	222,233	226,785
United Airlines Pass Through Trust
2007-1 A, 6.636%, 01/02/2024	311,549	325,569
US Airways Pass Through Trust
2012-2 A, 4.625%, 12/03/2026	135,000	135,675
Total Asset Backed Securities (Cost $9,815,249)		10,126,417

Corporate Bonds - 19.51%
Administrative and Support Services - 0.09%
APX Group, Inc.
6.375%, 12/01/2019	120,000	121,800
Air Transportation - 0.13%
Virgin Australia Trust
5.000%, 10/23/2023	175,000	180,250
Ambulatory Health Care Services - 0.09%
Sabra Health Care LP
8.125%, 11/01/2018	52,000	56,550
5.375%, 06/01/2023	65,000	63,619
		120,169
Apparel Manufacturing - 0.07%
PVH Corp.
4.500%, 12/15/2022	100,000	94,500
Beverage and Tobacco Product Manufacturing - 0.47%
Altria Group, Inc.
4.000%, 01/31/2024	110,000	108,571
9.950%, 11/10/2038	12,000	18,440
5.375%, 01/31/2044	155,000	154,674
Coca-Cola Femsa SAB de CV
2.375%, 11/26/2018	260,000	260,864
Reynolds American, Inc.
3.250%, 11/01/2022	90,000	83,724
7.250%, 06/15/2037	25,000	29,417
		655,690
Broadcasting (except Internet) - 0.45%
Discovery Communications LLC
4.875%, 04/01/2043	260,000	243,371
DISH DBS Corp.
5.000%, 03/15/2023	55,000	52,662
NBCUniversal Media LLC
6.400%, 04/30/2040	75,000	86,450
Univision Communications, Inc.
7.875%, 11/01/2020 (a)	75,000	83,812
Viacom, Inc.
5.850%, 09/01/2043	145,000	151,518
		617,813
Chemical Manufacturing - 0.28%
AbbVie, Inc.
2.900%, 11/06/2022	190,000	179,285
Actavis, Inc.
3.250%, 10/01/2022	185,000	173,632
4.625%, 10/01/2042	25,000	22,701
Amgen, Inc.
5.150%, 11/15/2041	20,000	19,745
		395,363
Clothing and Clothing Accessories Stores - 0.03%
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	41,248
Computer and Electronic Product Manufacturing - 0.57%
Apple, Inc.
2.400%, 05/03/2023	230,000	208,885
3.850%, 05/04/2043	275,000	230,360

Hewlett-Packard Co.
4.650%, 12/09/2021	95,000	97,780
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	84,800
L-3 Communications Corp.
3.950%, 11/15/2016	160,000	171,225
		793,050
Credit Intermediation and Related Activities - 3.23%
Abbey National Treasury Services PLC
3.050%, 08/23/2018	125,000	130,042
Ally Financial, Inc.
3.500%, 07/18/2016	80,000	82,500
Bank of America Corp.
1.500%, 10/09/2015	160,000	161,685
3.300%, 01/11/2023	830,000	786,872
5.200%, 12/29/2049	390,000	352,950
Barclays PLC
8.250%, 12/15/2048	400,000	412,560
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	70,000	70,368
Citigroup, Inc.
2.650%, 03/02/2015	100,000	102,194
6.675%, 09/13/2043	105,000	117,827
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.625%, 12/01/2023	250,000	250,178
Ford Motor Credit Co. LLC
6.625%, 08/15/2017	100,000	116,897
General Electric Capital Corp.
1.000%, 12/11/2015	115,000	115,706
5.250%, 06/29/2049	485,000	459,537
6.250%, 12/15/2049	160,000	165,883
JPMorgan Chase & Co.
3.450%, 03/01/2016	125,000	131,722
3.250%, 09/23/2022	385,000	369,942
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019	200,000	200,414
Santander UK PLC
5.000%, 11/07/2023	315,000	315,595
SLM Corp.
6.000%, 01/25/2017	130,000	141,538
		4,484,410
Educational Services - 0.05%
The George Washinton University
3.485%, 09/15/2022	75,000	73,718
Electrical Equipment, Appliance, and Component Manufacturing - 0.27%
Comision Federal de Electricid
4.875%, 01/15/2024 (a)	375,000	373,125
Fabricated Metal Product Manufacturing - 0.24%
Stanley Black & Decker, Inc.
5.750%, 12/15/2053	320,000	330,400
Food and Beverage Stores - 0.19%
The Kroger Co.
5.000%, 04/15/2042	100,000	94,956
5.150%, 08/01/2043	180,000	174,739
		269,695
Food Manufacturing - 0.07%
Tyson Foods, Inc.
4.500%, 06/15/2022	100,000	101,971
Food Services and Drinking Places - 0.01%
Yum! Brands, Inc.
6.875%, 11/15/2037	7,000	8,070
Funds, Trusts, and Other Financial Vehicles - 2.97%
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023	310,000	294,187
American Tower Corp.
3.400%, 02/15/2019	310,000	314,986
Ares Capital Corp.
4.875%, 11/30/2018	240,000	244,377
Boston Properties LP
3.125%, 09/01/2023	75,000	69,942
Deutsche Annington Finance BV
3.200%, 10/02/2017 (a)	230,000	236,144
Digital Realty Trust LP
5.875%, 02/01/2020	215,000	234,765
5.250%, 03/15/2021	55,000	56,960

EPR Properties
5.750%, 08/15/2022	225,000	232,344
Glencore Funding LLC
1.700%, 05/27/2016 (a)	580,000	581,357
Health Care REIT, Inc.
4.125%, 04/01/2019	200,000	213,433
5.250%, 01/15/2022	385,000	415,394
Morgan Stanley
3.750%, 02/25/2023	480,000	468,410
6.375%, 07/24/2042	75,000	87,707
Ventas Realty LP
2.700%, 04/01/2020	430,000	417,357
Weingarten Realty Investors
4.450%, 01/15/2024	255,000	254,615
		4,121,978
General Merchandise Stores - 0.05%
Macy's Retail Holdings, Inc.
6.700%, 07/15/2034	65,000	72,928
Hospitals - 0.08%
Catholic Health Initiatives
2.950%, 11/01/2022	125,000	115,945
Insurance Carriers and Related Activities - 1.39%
CNA Financial Corp.
7.350%, 11/15/2019	55,000	67,985
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	85,000	96,283
Humana, Inc.
7.200%, 06/15/2018	35,000	41,818
ING US, Inc.
5.500%, 07/15/2022	225,000	246,529
5.650%, 05/15/2053	335,000	326,608
Liberty Mutual Group
6.500%, 05/01/2042 (a)	55,000	61,681
Prudential Financial, Inc.
5.875%, 09/15/2042	545,000	553,175
5.200%, 03/15/2044	155,000	149,187
The Allstate Corp.
5.750%, 08/15/2053	160,000	162,700
WellPoint, Inc.
4.650%, 01/15/2043	240,000	221,072
		1,927,038
Machinery Manufacturing - 0.04%
Terex Corp.
6.500%, 04/01/2020	55,000	58,712
Management of Companies and Enterprises - 0.69%
BHP Billiton Finance USA Ltd.
5.000%, 09/30/2043	90,000	91,297
Icahn Enterprises LP
8.000%, 01/15/2018	85,000	88,931
Leucadia National Corp.
5.500%, 10/18/2023	180,000	181,819
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	130,000	118,121
Morgan Stanley
5.625%, 09/23/2019	410,000	471,328
		951,496
Merchant Wholesalers, Durable Goods - 0.07%
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	97,560
Merchant Wholesalers, Nondurable Goods - 0.30%
Express Scripts Holding Co.
6.125%, 11/15/2041	120,000	134,971
Lorillard Tobacco Co.
8.125%, 06/23/2019	35,000	43,279
Marfrig Holding Europe BV
9.875%, 07/24/2017 (a)	200,000	198,000
McKesson Corp.
7.500%, 02/15/2019	35,000	43,338
		419,588
Mining (except Oil and Gas) - 0.33%
Barrick Gold Corp.
4.100%, 05/01/2023	285,000	257,431
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023	210,000	197,593
		455,024
Miscellaneous Manufacturing - 0.18%
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	126,568
4.125%, 10/01/2023	125,000	124,876
		251,444

Motion Picture and Sound Recording Industries - 0.06%
Time Warner, Inc.
6.100%, 07/15/2040	80,000	86,227
Motor Vehicle and Parts Dealers - 0.04%
AutoZone, Inc.
2.875%, 01/15/2023	60,000	54,817
Nonmetallic Mineral Product Manufacturing - 0.07%
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (a)	110,000	100,650
Oil and Gas Extraction - 0.61%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	240,000	270,464
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019	105,000	110,250
Enterprise Products Operating LLC
4.850%, 03/15/2044	60,000	56,662
MEG Energy Corp.
7.000%, 03/31/2024 (a)	80,000	81,800
Noble Energy, Inc.
4.150%, 12/15/2021	85,000	88,440
Pemex Project Funding Master Trust
6.625%, 06/15/2035	60,000	61,800
Petrobras Global Finance BV
3.000%, 01/15/2019	180,000	171,411
		840,827
Petroleum and Coal Products Manufacturing - 0.65%
Chevron Corp.
3.191%, 06/24/2023	175,000	170,834
Lukoil International Finance BV
4.563%, 04/24/2023 (a)	200,000	186,500
Marathon Oil Corp.
2.800%, 11/01/2022	165,000	153,744
Marathon Petroleum Corp.
5.125%, 03/01/2021	265,000	289,735
Petroleos de Venezuela SA
8.500%, 11/02/2017 (a)	130,000	103,675
		904,488
Pipeline Transportation - 0.62%
El Paso Pipeline Partners Operating Co. LLC
4.700%, 11/01/2042	150,000	132,255
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	256,554
6.500%, 02/01/2042	200,000	217,197
Kinder Morgan Energy Partners LP
2.650%, 02/01/2019	75,000	75,315
3.500%, 09/01/2023	145,000	135,446
6.500%, 09/01/2039	35,000	39,176
		855,943
Primary Metal Manufacturing - 0.19%
Samarco Mineracao SA
5.750%, 10/24/2023	270,000	265,950
Professional, Scientific, and Technical Services - 0.11%
DuPont Fabros Technology LP
5.875%, 09/15/2021 (a)	150,000	155,250
Publishing Industries (except Internet) - 0.21%
Activision Blizzard, Inc.
6.125%, 09/15/2023 (a)	75,000	78,750
Oracle Corp.
2.500%, 10/15/2022	235,000	216,948
		295,698
Real Estate - 0.06%
Piedmont Operating Partnership LP
3.400%, 06/01/2023	90,000	81,343
Rental and Leasing Services - 0.20%
Air Lease Corp.
3.375%, 01/15/2019	60,000	60,461
Aircastle Ltd.
6.750%, 04/15/2017	105,000	117,075
United Rentals North America, Inc.
6.125%, 06/15/2023	100,000	104,000
		281,536
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.57%
Jefferies Group LLC
5.125%, 01/20/2023	400,000	408,430

JPMorgan Chase & Co.
6.000%, 12/29/2049	470,000	454,725
Morgan Stanley
2.125%, 04/25/2018	305,000	304,904
Prudential Financial, Inc.
4.750%, 09/17/2015	65,000	69,587
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	275,000	284,316
2.375%, 01/22/2018	290,000	293,111
5.750%, 01/24/2022	75,000	84,783
1.836%, 11/29/2023	275,000	277,139
		2,176,995
Support Activities for Mining - 0.11%
Rowan Cos., Inc.
5.400%, 12/01/2042	175,000	158,939
Telecommunications - 1.67%
Qwest Corp.
6.750%, 12/01/2021	365,000	397,482
Telecom Italia Capital SA
7.175%, 06/18/2019	350,000	392,520
Verizon Communications, Inc.
3.650%, 09/14/2018	585,000	622,647
6.550%, 09/15/2043	795,000	907,931
		2,320,580
Transportation Equipment Manufacturing - 0.60%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	96,900
Ford Motor Co.
4.750%, 01/15/2043	155,000	139,097
Ford Motor Credit Co. LLC
1.700%, 05/09/2016	440,000	446,024
3.000%, 06/12/2017	35,000	36,620
General Motors Co.
3.500%, 10/02/2018 (a)	110,000	112,613
		831,254
Utilities - 0.34%
Calpine Corp.
7.500%, 02/15/2021 (a)	16,000	17,520
Exelon Generation Co. LLC
4.000%, 10/01/2020	235,000	235,465
Nisource Finance Corp.
4.800%, 02/15/2044	85,000	76,196
Noble Energy, Inc.
6.000%, 03/01/2041	40,000	44,150
Sabine Pass Liquefaction LLC
5.625%, 04/15/2023 (a)	100,000	95,250
		468,581
Water Transportation - 0.06%
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	80,000	79,200
Total Corporate Bonds (Cost $27,023,827)		27,091,263

Foreign Corporate Bonds - 5.19%
Agrium, Inc.
3.150%, 10/01/2022	50,000	46,702
3.500%, 06/01/2023	75,000	71,004
ArcelorMittal
4.250%, 02/25/2015	90,000	92,700
6.125%, 06/01/2018	445,000	485,050
Bank Nederlandse Gemeenten
1.375%, 03/23/2015 (a)	180,000	182,565
Bank of Montreal
1.950%, 01/30/2018 (a)	250,000	258,407
Bank of Nova Scotia
2.150%, 08/03/2016 (a)	280,000	290,490
Barclays Bank PLC
6.750%, 05/22/2019	100,000	121,689
BBVA Banco Continental SA
3.250%, 04/08/2018 (a)	120,000	119,700
Canadian Imperial Bank of Commerce
2.750%, 01/24/2016 (a)	455,000	476,225
Cogeco Cable, Inc.
4.875%, 05/01/2020 (a)	150,000	146,437
Credit Suisse AG
1.625%, 03/06/2015 (a)	200,000	203,026
Danske Bank A/S
3.875%, 04/14/2016 (a)	200,000	212,060

Eksportfinans ASA
3.000%, 11/17/2014	155,000	155,736
Electricite de France SA
5.250%, 01/29/2050	290,000	287,035
HSBC Holdings PLC
4.000%, 03/30/2022	220,000	226,977
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (a)	200,000	209,644
National JSC Naftogaz of Ukraine
9.500%, 09/30/2014	170,000	162,350
Nederlandse Waterschapsbank NV
1.375%, 05/16/2014 (a)	365,000	366,888
Nomura Holdings, Inc.
2.000%, 09/13/2016	125,000	126,633
Norddeutsche Landesbank Girozentrale
0.875%, 10/16/2015 (a)	200,000	201,053
Odebrecht Offshore Drilling Finance Ltd.
6.750%, 10/01/2022 (a)	200,000	205,000
Orange SA
5.375%, 01/13/2042	30,000	30,163
Petrobras Global Finance BV
4.375%, 05/20/2023	420,000	385,909
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	250,000	251,633
3.500%, 03/22/2022	85,000	82,688
SACI Falabella
3.750%, 04/30/2023 (a)	200,000	184,454
Sberbank of Russia Via SB Capital SA
5.250%, 05/23/2023 (a)	205,000	190,650
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019 (a)	495,000	479,633
Swedbank Hypotek AB
0.759%, 03/28/2014 (a)	200,000	200,295
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	78,376
UBM PLC
5.750%, 11/03/2020 (a)(c)	100,000	103,355
UBS AG
2.250%, 03/30/2017 (a)	260,000	268,427
Vale SA
5.625%, 09/11/2042	125,000	111,279
WPP Finance UK
8.000%, 09/15/2014	100,000	105,517
XLIT Ltd.
5.750%, 10/01/2021	80,000	91,717
Total Foreign Corporate Bonds (Cost $7,158,611)		7,211,467

Foreign Government Agency Issues - 1.93%
Eurasian Development Bank
5.000%, 09/26/2020 (a)	485,000	492,275
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000	316,100
KFW
3.500%, 03/10/2014	840,000	847,541
Petroleos Mexicanos
4.875%, 01/18/2024	170,000	169,666
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	79,970
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000	147,095
Province Of Ontario, Canada
0.950%, 05/26/2015	360,000	363,592
Province of Quebec, Canada
2.625%, 02/13/2023	280,000	261,597
Total Foreign Government Agency Issues (Cost $2,656,660)		2,677,836

Foreign Government Notes/Bonds - 0.21%
Ecuador Government International Bond
9.375%, 12/15/2015 (a)	140,000	149,450
Jamaica Government International Bond
9.000%, 06/02/2015	140,000	144,900
Total Foreign Government Notes/Bonds (Cost $291,050)		294,350

Mortgage Backed Securities - 4.71%
Air Canada
2013-1, 4.125%, 11/15/2026 (a)	105,000	102,375
Banc of America Commercial Mortgage Trust
2006-6, 5.356%, 10/10/2045	150,000	163,280
2006-5, 5.414%, 09/10/2047	300,000	328,323

Bear Stearns Commerical Mortgage Securities
A-4, 5.331%, 02/11/2044	70,000	76,726
COMM Mortgage Trust
2013-LC6, 0.503%, 01/12/2046 (a)	2,000,000	61,406
2013-LC6, 1.945%, 01/12/2046	989,118	97,427
2013-CCRE6, 0.775%, 03/12/2046 (a)	1,500,000	70,978
2013-CR12 XA, 1.441%, 10/10/2046	950,000	88,963
Credit Suisse Commercial Mortgage Trust
2007-C2, 5.542%, 01/15/2049	160,000	177,972
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	207,939
Extended Stay America Trust
2013-ESH A-2-7, 2.958%, 12/05/2031 (a)	150,000	147,736
2013-ESH B-7, 3.604%, 12/05/2031 (a)	150,000	149,097
FREMF Mortgage Trust
2012-KF01, 2.779%, 10/25/2044 (a)	320,000	324,687
2012-K706, 4.162%, 11/25/2044 (a)	190,000	195,933
2012-K18, 4.410%, 01/25/2045 (a)	45,000	44,578
2013-K712, 3.483%, 05/25/2045 (a)	130,000	127,215
2012-K711, 3.684%, 08/25/2045 (a)	90,000	89,293
2012-K11, 3.812%, 08/25/2045 (a)	95,000	89,318
2012-K11, 3.812%, 08/25/2045 (a)	140,000	121,087
2013-KF02, 3.200%, 12/25/2045 (a)	355,000	360,313
GMACM Mortgage Loan Trust
2003-AR1, 3.410%, 10/19/2033	95,528	97,664
Government National Mortgage Association
2012-152, 0.751%, 01/16/2054	992,598	69,528
Greenwich Capital Commercial Funding Corp.
2007-GG9, 5.444%, 03/10/2039	225,000	249,177
GS Mortgage Securities Trust
2006-GG8, 5.560%, 11/14/2039	35,000	38,637
2012-GC6, 2.358%, 01/10/2045 (a)	731,218	89,369
2007-GG10, 5.994%, 08/10/2045	300,000	332,477
Impac CMB Trust
2004-10, 0.583%, 03/25/2035	16,070	15,944
JP Morgan Chase Commercial Mortgage Securities Corp.
A-4, 5.429%, 12/12/2043	250,000	272,750
2007-CIBC18, 5.440%, 06/12/2047	225,000	249,134
2007-LDP10, 5.420%, 01/15/2049	150,000	166,361
2007-LDP12, 5.882%, 02/15/2051	235,000	265,981
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	175,000	192,351
2007-7, 5.810%, 06/12/2050	125,000	139,698
Merrill Lynch/Countrywide Commerical Mortgage Trust
2007-8, 6.089%, 08/12/2049	100,000	112,854
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 1.610%, 05/17/2046	795,733	65,128
Morgan Stanley Capital I Trust
2007-IQ14, 5.610%, 04/15/2049	20,573	20,779
Opteum Mortgage Acceptance Corp.
2005-3, 0.460%, 07/25/2035	87,635	85,477
TAL Advantage V LLC
2013-2A A, 3.550%, 11/20/2038	230,000	231,797
UBS-Barclays Commercial Mortgage Trust
2012-C4 X-A, 2.032%, 12/12/2045 (a)	692,841	79,462
2013-C5 X-A, 1.292%, 03/12/2046 (a)	1,238,486	90,878
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.920%, 06/15/2049	250,000	278,920
Wells Fargo Mortgage Backed Securities Trust
2006-16, 5.000%, 11/25/2036	27,264	28,114
WFRBS Commercial Mortgage Trust
2013-C11, 1.655%, 03/17/2045 (a)	1,590,379	134,837
2012-C9, 2.418%, 11/17/2045 (a)	686,932	86,512
2013-C14, 1.070%, 06/15/2046	877,377	52,874
2013-C12, 1.663%, 03/17/2048 (a)	695,386	64,044
Total Mortgage Backed Securities (Cost $6,526,243)		6,535,393

Municipal Bonds - 2.21%
American Municipal Power, Inc.
5.000%, 02/15/2042	90,000	90,053
8.084%, 02/15/2050	20,000	26,238
Commonwealth of Massachusetts
4.000%, 06/01/2043	315,000	280,857
County of Miami-Dade, FL Transit System Sales Surtax Revenue Bond
5.000%, 07/01/2042	490,000	495,086

Florida Hurricane Catastrophe Fund Finance Corp.
2.995%, 07/01/2020	550,000	524,970
Metropolitan Transportation Authority
5.000%, 11/15/2042	325,000	327,668
5.000%, 11/15/2043	70,000	70,544
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	155,000	167,319
Ohio State Turnpike Commission
5.250%, 02/15/2039	40,000	41,655
Orlando-Orange County FL Expressway Authority
5.000%, 07/01/2035	290,000	295,069
Pennsylvania Turnpike Commission
5.000%, 12/01/2043	105,000	105,821
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	175,691
State of California
5.000%, 02/01/2043	165,000	167,657
State of Illinois
7.350%, 07/01/2035	190,000	207,085
University of California
5.000%, 05/15/2038	95,000	99,740
Total Municipal Bonds (Cost $3,123,369)		3,075,453

U.S. Government Agency Issues - 28.16%
Fannie Mae
3.500%, 12/15/2040	2,630,000	2,651,677
4.500%, 12/15/2040	5,365,000	5,725,461
5.000%, 12/15/2040	460,000	500,142
4.000%, 12/15/2041	2,880,000	3,005,100
3.000%, 12/15/2042	710,000	685,011
Fannie Mae Pool
5.000%, 12/01/2021	65,264	69,690
4.000%, 03/01/2025	425,532	454,140
3.500%, 11/01/2025	34,579	36,489
3.500%, 02/01/2026	190,834	201,438
4.500%, 06/01/2029	32,524	34,895
5.000%, 03/01/2030	59,108	64,454
3.500%, 04/01/2032	174,832	180,008
5.000%, 06/01/2033	40,122	43,789
5.000%, 11/01/2033	30,067	32,826
5.000%, 08/01/2034	152,199	165,750
5.500%, 11/01/2034	334,814	367,155
4.500%, 08/01/2035	266,262	285,141
5.000%, 10/01/2035	142,899	155,506
5.500%, 10/01/2035	69,458	76,138
5.500%, 10/01/2035	263,863	289,035
6.000%, 09/01/2036	12,296	13,546
6.218%, 09/01/2036	57,788	63,023
6.000%, 03/01/2037	75,165	83,361
5.500%, 07/01/2037	211,852	231,743
5.500%, 09/01/2037	8,953	9,794
5.500%, 12/01/2037	16,540	18,093
5.000%, 02/01/2038	70,042	76,213
6.000%, 05/01/2038	33,962	37,514
6.000%, 05/01/2038	118,943	131,158
5.500%, 05/01/2039	435,879	477,175
4.500%, 01/01/2040	91,348	97,638
4.500%, 05/01/2040	31,958	34,511
4.500%, 05/01/2040	424,472	453,668
4.500%, 08/01/2040	20,192	21,604
4.500%, 08/01/2040	225,645	241,377
4.500%, 09/01/2040	2,507	2,682
4.500%, 10/01/2040	133,738	143,078
4.000%, 02/01/2041	156,125	163,246
4.000%, 03/01/2041	175,104	183,032
5.000%, 04/01/2041	59,148	64,439
4.000%, 05/01/2041	308,984	323,018
4.500%, 07/01/2041	90,238	96,564
4.500%, 09/01/2041	180,351	192,999
4.000%, 10/01/2041	73,658	75,936
4.500%, 10/01/2041	16,297	17,443
4.500%, 10/01/2041	123,716	132,223
4.500%, 11/01/2041	50,442	54,020
3.500%, 12/01/2041	90,879	91,867
3.500%, 12/01/2041	33,033	33,392
4.000%, 03/01/2042	64,986	67,952
4.000%, 03/01/2042	327,892	342,803

3.500%, 04/01/2042	127,872	129,062
3.500%, 04/01/2042	143,632	145,193
4.500%, 04/01/2042	240,504	257,444
3.252%, 06/01/2042	120,673	125,441
4.000%, 09/01/2042	100,924	105,467
3.500%, 02/01/2043	71,115	71,776
3.000%, 04/01/2043	899,584	870,559
3.500%, 04/01/2043	49,363	49,865
3.000%, 05/01/2043	102,499	99,031
3.000%, 06/01/2043	331,396	320,186
3.000%, 07/01/2043	24,743	23,944
3.000%, 08/01/2043	355,260	343,242
3.000%, 08/01/2043	236,711	228,703
3.500%, 08/01/2043	108,197	109,363
3.500%, 08/01/2043	137,758	139,072
3.500%, 10/01/2043	99,677	100,760
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026	124,129	9,084
2008-2, 5.000%, 07/25/2037	44,059	47,701
2013-93 PM, 3.000%, 09/25/2038	369,471	385,131
2013-93 WA, 3.000%, 08/25/2042	250,110	260,391
2013-93 MP, 3.000%, 08/25/2042	358,000	374,407
2012-128, 5.745%, 11/25/2042	181,918	143,571
2012-137, 5.198%, 12/25/2042	72,217	54,341
2012-150, 5.745%, 01/25/2043	179,725	138,733
Fannie Mae-Aces
2013-M13A, 1.600%, 05/25/2018	214,765	215,875
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	114,537
Federal Home Loan Banks
5.500%, 07/15/2036	200,000	238,658
Federal Home Loan Mortgage Corp.
1.140%, 10/15/2018	785,000	768,319
Federal National Mortgage Association
1.500%, 10/23/2019	85,000	81,571
1.550%, 10/29/2019	780,000	750,644
1.600%, 12/24/2020	210,000	192,425
2.630%, 10/10/2024	345,000	313,484
Freddie Mac
3.500%, 12/15/2025	135,000	141,761
4.000%, 12/15/2040	1,325,000	1,377,534
4.500%, 12/15/2040	130,000	138,506
3.500%, 12/15/2041	2,130,000	2,143,729
Freddie Mac Gold Pool
5.000%, 04/01/2023	4,136	4,488
5.500%, 12/01/2027	18,077	19,727
5.000%, 02/01/2035	10,976	11,920
5.500%, 05/01/2035	94,807	103,398
5.000%, 08/01/2035	8,757	9,505
5.500%, 09/01/2037	4,373	4,747
5.500%, 10/01/2037	5,229	5,676
5.500%, 02/01/2038	59,308	64,415
5.500%, 02/01/2038	6,700	7,273
5.500%, 07/01/2038	18,003	19,546
5.500%, 07/01/2038	36,769	39,913
5.500%, 09/01/2038	62,064	67,371
5.500%, 10/01/2038	39,344	42,984
6.000%, 10/01/2038	14,470	15,897
4.000%, 11/01/2040	36,979	38,521
4.000%, 02/01/2041	320,630	334,006
4.500%, 04/01/2041	70,934	75,775
4.500%, 04/01/2041	132,366	141,406
4.500%, 05/01/2041	36,569	39,086
4.500%, 05/01/2041	25,000	26,702
5.000%, 05/01/2041	49,815	54,204
4.500%, 07/01/2041	124,499	133,057
4.000%, 10/01/2041	134,718	140,131
4.000%, 10/01/2041	63,295	65,954
4.000%, 12/01/2041	464,988	484,546
3.500%, 08/01/2042	56,034	56,550
3.500%, 09/01/2042	126,530	127,497
3.000%, 01/01/2043	172,886	166,364
3.500%, 04/01/2043	48,030	48,472
3.500%, 05/01/2043	34,059	34,372
3.500%, 05/01/2043	86,337	87,132
3.500%, 05/01/2043	120,023	121,129
4.000%, 06/01/2043	199,739	207,842

4.000%, 07/01/2043	114,186	118,824
3.500%, 08/01/2043	99,407	100,241
3.500%, 08/01/2043	73,652	74,304
3.500%, 08/01/2043	173,428	175,025
Freddie Mac Non Gold Pool
5.778%, 05/01/2036	114,969	122,447
2.361%, 11/01/2036	47,541	50,560
2.480%, 02/01/2037	77,744	83,014
Freddie Mac REMICS
375200.00%, 2.138%, 06/15/2015	296,338	6,425
417000.00%, 3.000%, 05/15/2032	439,818	58,251
417000.00%, 3.882%, 01/15/2033	359,398	276,534
379200.00%, 6.432%, 11/15/2040	1,111,447	142,192
419200.00%, 5.199%, 03/15/2043	234,928	176,916
Ginnie Mae
4.500%, 12/15/2041	185,000	199,706
Ginnie Mae II Pool
5.000%, 05/20/2030	38,703	42,501
4.000%, 05/20/2041	31,596	33,619
4.000%, 07/20/2041	131,606	139,646
4.500%, 07/20/2041	37,683	40,852
4.000%, 03/20/2042	37,042	39,228
2.000%, 01/20/2043	3,282,749	3,400,362
Government National Mortgage Association
2010-41, 4.500%, 06/20/2033	87,516	2,650
2012-65, 3.500%, 03/20/2036	126,653	133,519
2011-35, 4.500%, 12/16/2037	187,183	14,328
2010-84, 4.500%, 11/20/2038	215,000	234,973
2012-53, 1.021%, 03/16/2047	2,322,135	162,672
2013-63, 0.773%, 09/16/2051	965,245	67,370
2012-70, 0.963%, 08/16/2052	849,829	56,504
2012-135, 1.044%, 01/16/2053	2,517,825	208,870
2012-107, 0.700%, 12/16/2053	1,840,827	120,526
2012-132, 1.140%, 06/16/2054	250,275	19,174
Total U.S. Government Agency Issues (Cost $39,403,720)		39,109,306

U.S. Government Note/Bond - 11.36%
U.S. Treasury Notes/Bonds
0.250%, 02/28/2014	150,000	150,056
0.250%, 06/30/2014	7,000,000	7,005,194
0.250%, 10/31/2015	145,000	144,957
0.625%, 07/15/2016	180,000	180,865
1.250%, 10/31/2018	620,000	617,457
2.500%, 08/15/2023	2,035,000	1,997,240
6.250%, 08/15/2023	825,000	1,082,651
2.750%, 11/15/2023	115,000	115,099
4.500%, 02/15/2036	445,000	505,979
2.875%, 05/15/2043	545,000	452,435
3.625%, 08/15/2043	330,000	319,146
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2017	1,963,865	2,027,920
2.375%, 01/15/2025	124,219	145,909
2.000%, 01/15/2026	808,115	915,096
3.875%, 04/15/2029	78,338	109,770
Total U.S. Government Note/Bond (Cost $15,926,990)		15,769,774

U.S. Treasury Bill - 3.60%
0.091%, 03/06/2014 (b)	5,000,000	4,998,990
Total U.S. Treasury Bill (Cost $4,998,813)		4,998,990

	Shares
Exchange Traded Funds - 19.63%
iShares 7-10 Year Treasury Bond ETF	10,900	1,108,421
iShares Core Total US Bond Market ETF	39,250	4,217,020
iShares iBoxx $ Investment Grade Corporate Bond ETF	54,200	6,214,572
iShares Intermediate Credit Bond ETF	54,350	5,899,692
iShares MBS ETF	63,650	6,729,078
SPDR Barclays High Yield Bond ETF	62,300	2,538,725
WisdomTree Emerging Markets Local Debt Fund	11,750	544,143
Total Exchange Traded Funds (Cost $27,260,965)		27,251,651

Money Market Fund - 6.18%
Fidelity Institutional Money Market Funds - Government Portfolio	4,150,581	4,150,581
First American Government Obligations Fund	1,727,409	1,727,409
STIT - Treasury Portfolio	2,700,000	2,700,000
Total Money Market Funds (Cost $8,577,990)		8,577,990

Total Investments (Cost $152,763,487) - 109.98%		152,719,890
Liabilities in Excess of Other Assets - (9.98)%		(13,860,201)
Total Net Assets - 100.00%		$138,859,689

Percentages are stated as a percent of net assets.

(a)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid, using procedures established by the Board of Trustees.
(b)	Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(c)	Illiquid security pursuant to guidelines established by the Advisor. The total value of illiquid securities at November 30, 2013, was $103,355, comprising 0.001% of net assets.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2013 (Unaudited)
Description	Number of Contracts Sold	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	20	March-14	$4,564
U.S. 5 Year Note Future	19	March-14	(773)
U.S. Long Bond Future	2	March-14	(597)
Total Futures Contracts Sold			$3,194

	Number of Contracts Purchased	Settlement Month	Unrealized Appreciation (Depreciation)
Canadian 10 Year Bond Future	4	March-14	$1,042
U.S. 2 Year Note Futre	18	March-14	1,190
U.S. Ultra Long Bond Future	1	March-14	717
Total Futures Contracts Purchased			$2,949

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
Common Stocks - 75.79%
Accommodation - 0.47%
Marriott International, Inc.	13,000	$611,260
Starwood Hotels & Resorts Worldwide, Inc.	1,900	141,512
Wyndham Worldwide Corp.	3,100	222,301
		975,073
Administration of Human Resource Programs - 0.12%
WageWorks, Inc. (a)	4,285	245,531
Administrative and Support Services - 1.13%
Cross Country Healthcare, Inc. (a)	19,050	145,542
Experian PLC - ADR	27,105	500,357
Kforce, Inc.	17,365	350,426
Moody's Corp.	6,085	454,124
NeuStar, Inc. (a)	4,700	229,125
Proofpoint, Inc. (a)	12,875	392,688
WNS Holdings Ltd. - ADR (a)	13,300	266,266
		2,338,528
Air Transportation - 0.23%
Bristow Group, Inc.	2,235	179,247
XPO Logistics, Inc. (a)	12,550	288,148
		467,395
Ambulatory Health Care Services - 0.25%
Air Methods Corp. (a)	9,320	521,547
Amusement, Gambling, and Recreation Industries - 0.56%
Las Vegas Sands Corp.	7,330	525,414
The Walt Disney Co.	9,050	638,387
		1,163,801
Apparel Manufacturing - 0.28%
G-III Apparel Group Ltd. (a)	6,695	403,374
Perry Ellis International, Inc. (a)	10,900	169,277
		572,651
Beverage and Tobacco Product Manufacturing - 1.89%
Altria Group, Inc.	11,500	425,270
Coca-Cola Enterprises, Inc.	3,550	148,887
PepsiCo, Inc.	18,637	1,574,081
Pernod-Ricard SA - ADR	22,265	506,974
Philip Morris International, Inc.	10,790	922,977
The Coca-Cola Co.	8,050	323,530
		3,901,719
Broadcasting (except Internet) - 0.78%
Comcast Corp.	12,427	619,735
DIRECTV (a)	5,964	394,280
Liberty Interactive Corp. (a)	21,401	600,940
		1,614,955
Building Material and Garden Equipment and Supplies Dealers - 0.67%
Lowe's Cos., Inc.	11,439	543,124
The Home Depot, Inc.	8,800	709,896
Titan Machinery, Inc. (a)	7,540	134,287
		1,387,307
Chemical Manufacturing - 8.63%
Abbott Laboratories	8,800	336,072
Acorda Therapeutics, Inc. (a)	8,680	302,151
Agrium, Inc. (b)	2,550	229,679
Allergan, Inc.	5,750	558,038

Amgen, Inc.	2,600	296,608
Arkema SA - ADR	5,995	685,468
Auxilium Pharmaceuticals, Inc. (a)	13,180	269,004
Axiall Corp.	6,755	306,002
Bayer AG - ADR	3,450	460,575
Bristol-Myers Squibb Co.	9,634	494,995
Cabot Corp.	4,790	233,752
Chemtura Corp. (a)	14,045	370,788
El du Pont de Nemours & Co.	9,010	553,034
Eli Lilly & Co.	17,030	855,247
Forest Laboratories, Inc. (a)	11,530	591,604
Incyte Corp. Ltd. (a)	1,165	54,289
Innophos Holdings, Inc.	3,815	183,044
InterMune, Inc. (a)	17,035	235,594
L'Oreal SA - ADR	14,300	479,764
Merck & Co., Inc.	17,336	863,853
Monsanto Co.	6,150	696,979
Novartis AG - ADR	10,460	827,595
Pfizer, Inc.	45,310	1,437,686
Prestige Brands Holdings, Inc. (a)	9,170	323,151
Quidel Corp. (a)	10,415	262,041
Roche Holding AG - ADR	21,315	1,493,115
Salix Pharmaceuticals, Inc. (a)	3,650	309,557
Sanofi - ADR	30,091	1,589,707
Spectrum Pharmaceuticals, Inc. (a)	19,470	187,496
Stepan Co.	3,025	191,967
Taminco Corp. (a)	9,840	211,757
The Medicines Co. (a)	4,820	176,460
The Procter & Gamble Co.	5,607	472,222
The Scotts Miracle-Gro Co.	5,200	304,616
United Therapeutics Corp. (a)	5,570	514,167
West Pharmaceutical Services, Inc.	9,075	453,024
		17,811,101
Clothing and Clothing Accessories Stores - 1.45%
Dillard's, Inc.	3,430	313,845
Express, Inc. (a)	10,555	259,759
Francesca's Holdings Corp. (a)	11,310	221,902
Hanesbrands, Inc.	10,050	704,505
Jos A Bank Clothiers, Inc. (a)	5,970	339,215
The Gap, Inc.	4,650	190,511
TJX Cos., Inc.	11,500	723,120
Urban Outfitters, Inc. (a)	6,100	238,022
		2,990,879
Computer and Electronic Product Manufacturing - 7.39%
Agilent Technologies, Inc.	11,550	618,734
Amkor Technology, Inc. (a)	42,380	254,280
Apple, Inc.	3,844	2,137,533
Applied Micro Circuits Corp. (a)	20,480	257,024
Cepheid, Inc. (a)	5,925	269,114
Cisco Systems, Inc.	32,527	691,199
Danaher Corp.	2,900	216,920
EMC Corp.	35,969	857,861
FARO Technologies, Inc. (a)	7,410	404,141
Harris Corp.	4,600	296,746
Illumina, Inc. (a)	1,150	112,700
International Business Machines Corp.	7,505	1,348,498
LSI Corp.	31,560	254,689
Materion Corp.	7,190	206,784
Mettler-Toledo International, Inc. (a)	2,350	579,440

Motorola Solutions, Inc.	9,708	639,563
NetApp, Inc.	4,750	195,938
NETGEAR, Inc. (a)	7,320	235,045
Northrop Grumman Corp.	10,966	1,235,648
Plantronics, Inc.	5,060	226,334
QUALCOMM, Inc.	2,040	150,103
ResMed, Inc.	6,110	298,229
Rofin-Sinar Technologies, Inc. (a)	9,355	241,640
SanDisk Corp.	8,300	565,645
Seagate Technology PLC (b)	6,750	331,020
Semtech Corp. (a)	11,050	328,406
Sirona Dental Systems, Inc. (a)	2,800	192,584
Sonova Holding AG - ADR	16,940	471,440
Telefonaktiebolaget LM Ericsson - ADR	54,255	678,730
Texas Instruments, Inc.	14,348	616,964
Toshiba Corp. - ADR	13,420	347,444
		15,260,396
Construction of Buildings - 0.17%
PulteGroup, Inc.	19,100	358,316
Couriers and Messengers - 0.31%
United Parcel Service, Inc.	6,195	634,244
Credit Intermediation and Related Activities - 7.67%
American Express Co.	2,500	214,500
Ameriprise Financial, Inc.	6,895	746,383
Bank of America Corp.	58,537	926,055
Bank of Nova Scotia (b)	6,455	397,434
BBCN Bancorp, Inc.	15,765	263,118
Capital Bank Financial Corp. (a)	11,540	269,344
Cielo SA - ADR	11,966	353,356
Citigroup, Inc.	12,470	659,912
Discover Financial Services	10,762	573,615
Fifth Third Bancorp	22,659	460,431
Flushing Financial Corp.	13,090	282,875
Grupo Financiero Banorte SAB de CV - ADR	9,670	332,044
ICICI Bank Ltd. - ADR	8,845	317,182
Independent Bank Corp.	6,780	258,793
Industrial & Commercial Bank of China Ltd. - ADR	29,005	417,092
JPMorgan Chase & Co.	19,090	1,092,329
Julius Baer Group Ltd - ADR	31,390	294,438
Nordea Bank AB - ADR	65,735	851,268
Prosperity Bancshares, Inc.	5,685	364,579
Regions Financial Corp.	42,450	413,039
Sberbank of Russia - ADR	43,105	537,088
SLM Corp.	20,400	543,660
State Street Corp.	12,931	938,919
Sterling Bancorp	18,500	243,090
Susquehanna Bancshares, Inc.	25,955	326,773
Texas Capital Bancshares, Inc. (a)	3,010	169,072
The PNC Financial Services Group, Inc.	7,895	607,520
Turkiye Garanti Bankasi AS - ADR	73,990	284,862
U.S. Bancorp	9,803	384,474
UBS AG (b)	14,145	268,755
United Overseas Bank Ltd. - ADR	11,060	370,510
Visa, Inc.	940	191,252
Webster Financial Corp.	10,775	317,647
Wells Fargo & Co.	20,938	921,691
Western Alliance Bancorp (a)	10,200	236,844
		15,829,944

Data Processing, Hosting and Related Services - 0.80%
AOL, Inc. (a)	8,527	380,134
DST Systems, Inc.	2,000	176,600
ExlService Holdings, Inc. (a)	4,410	116,248
Fiserv, Inc. (a)	4,685	514,834
InterXion Holding NV (a)(b)	9,225	207,655
Trulia, Inc. (a)	7,635	262,186
		1,657,657
Electrical Equipment, Appliance, and Component Manufacturing - 0.53%
Schneider Electric SA - ADR	64,350	1,088,802
Fabricated Metal Product Manufacturing - 0.20%
Ball Corp.	3,200	159,936
Chart Industries, Inc. (a)	610	59,353
Lincoln Electric Holdings, Inc.	2,600	185,848
		405,137
Food and Beverage Stores - 0.94%
Casey's General Stores, Inc.	5,525	411,171
Koninklijke Ahold NV - ADR	49,165	893,327
The Kroger Co.	15,410	643,368
		1,947,866
Food Manufacturing - 2.09%
Givaudan SA - ADR	34,825	984,851
Green Mountain Coffee Roasters Inc. (a)	9,200	619,896
Hillshire Brands Co.	11,950	399,369
J&J Snack Foods Corp.	2,960	254,323
Mondelez International, Inc.	15,408	516,630
Pinnacle Foods, Inc.	7,000	193,130
SABMiller PLC - ADR	11,620	604,124
Unilever NV - ADR	18,670	732,984
		4,305,307
Food Services and Drinking Places - 1.12%
AFC Enterprises, Inc. (a)	8,135	354,605
Buffalo Wild Wings, Inc. (a)	2,540	381,610
CEC Entertainment, Inc.	2,345	112,443
Jack in the Box, Inc. (a)	7,045	333,580
Sodexo - ADR	8,705	875,722
The Cheesecake Factory, Inc.	5,270	256,913
		2,314,873
Funds, Trusts, and Other Financial Vehicles - 0.24%
Greenhill & Co, Inc.	3,760	205,710
WellCare Health Plans, Inc. (a)	3,985	296,086
		501,796
Furniture and Home Furnishings Stores - 0.14%
Bed Bath & Beyond, Inc. (a)	3,700	288,711
Gasoline Stations - 0.24%
Susser Holdings Corp. (a)	7,585	485,592
General Merchandise Stores - 1.24%
Family Dollar Stores, Inc.	8,129	567,160
O'Reilly Automotive, Inc. (a)	5,250	656,040
Target Corp.	10,750	687,247
Wal-Mart Stores, Inc.	7,959	644,759
		2,555,206
Health and Personal Care Stores - 0.58%
CVS Caremark Corp.	17,805	1,192,223
Heavy and Civil Engineering Construction - 0.44%
Fluor Corp.	5,000	389,050
Granite Construction, Inc.	8,245	257,656
MYR Group, Inc. (a)	10,285	261,342
		908,048

Hospitals - 0.20%
HCA Holdings, Inc. (a)	8,895	412,906
Insurance Carriers and Related Activities - 2.25%
American International Group, Inc.	11,028	548,643
AMERISAFE, Inc.	4,665	204,700
Aon PLC (b)	7,570	618,015
Essent Group Ltd. (a)(b)	1,005	21,849
Maiden Holdings Ltd. (b)	22,060	279,280
MetLife, Inc.	12,653	660,360
Primerica, Inc.	7,060	303,792
The Travelers Cos., Inc.	6,190	561,681
United Fire Group, Inc.	6,495	193,226
UnitedHealth Group, Inc.	8,260	615,205
Unum Group	18,740	629,101
		4,635,852
Leather and Allied Product Manufacturing - 0.42%
Iconix Brand Group, Inc. (a)	9,885	392,237
Steven Madden Ltd. (a)	12,237	476,753
		868,990
Machinery Manufacturing - 3.03%
AAON, Inc.	15,517	477,458
ASML Holding NV - ADR	5,620	524,796
Barnes Group, Inc.	9,105	332,333
Canon, Inc. - ADR	9,455	315,041
Columbus McKinnon Corp. (a)	10,355	286,834
Deere & Co.	4,229	356,251
Dover Corp.	3,382	306,883
ESCO Technologies, Inc.	5,085	173,195
Esterline Technologies Corp. (a)	1,750	154,035
FANUC Corporation - ADR	29,985	841,079
General Electric Co.	25,556	681,323
Illinois Tool Works, Inc.	8,222	654,306
Ingersoll-Rand PLC (b)	4,600	328,532
Kadant, Inc.	8,200	339,644
Lam Research Corp. (a)	4,800	250,128
Pall Corp.	2,700	225,990
		6,247,828
Management of Companies and Enterprises - 1.10%
American Equity Invesment Life Holding Co.	16,900	400,699
Bryn Mawr Bank Corp.	2,905	87,963
Bunzl PLC - ADR	40,200	912,139
Cardinal Financial Corp.	15,480	274,460
City Holding Co.	6,395	314,698
Park National Corp.	3,320	280,341
		2,270,300
Merchant Wholesalers, Durable Goods - 1.13%
Anixter International, Inc.	3,605	318,682
Applied Industrial Technologies, Inc.	7,335	354,867
Boise Cascade Co. (a)	9,600	246,336
Covidien PLC (b)	8,496	579,937
Safran SA - ADR	27,880	459,211
United Stationers, Inc.	8,475	381,206
		2,340,239
Merchant Wholesalers, Nondurable Goods - 0.30%
Acuity Brands, Inc.	2,570	263,502
Nu Skin Enterprises, Inc.	1,950	249,288
Sigma-Aldrich Corp.	1,200	103,488
		616,278

Mining (except Oil and Gas) - 0.74%
CONSOL Energy, Inc.	8,570	304,921
New Gold, Inc. (a)(b)	56,285	299,999
Silver Wheaton Corp. (b)	17,265	361,529
US Silica Holdings, Inc.	2,880	99,389
Vulcan Materials Co.	8,231	463,981
		1,529,819
Miscellaneous Manufacturing - 0.99%
Align Technology, Inc. (a)	7,595	414,991
Cie Financiere Richemont SA - ADR	38,980	394,867
CONMED Corp.	7,635	310,821
CryoLife, Inc.	18,320	202,436
Haemonetics Corp. (a)	6,740	284,832
Merit Medical Systems, Inc. (a)	10,635	174,095
Rocket Fuel, Inc. (a)	5,420	258,751
		2,040,793
Motion Picture and Sound Recording Industries - 0.30%
Corus Entertainment, Inc. (b)	17,285	398,552
inContact, Inc. (a)	29,825	223,688
		622,240
Motor Vehicle and Parts Dealers - 0.12%
AutoNation, Inc. (a)	5,249	257,411
Oil and Gas Extraction - 2.70%
Akzo Nobel NV - ADR	28,450	716,655
Anadarko Petroleum Corp.	3,950	350,839
BASF SE - ADR	4,825	515,986
Bonanza Creek Energy, Inc. (a)	5,545	254,349
Carrizo Oil & Gas, Inc. (a)	6,115	247,291
Cenovus Energy, Inc. (b)	9,845	287,572
CNOOC Ltd. - ADR	1,670	341,816
Diamondback Energy, Inc. (a)	2,870	142,754
EOG Resources, Inc.	3,095	510,675
Hess Corp.	7,054	572,291
Jones Energy, Inc. (a)	7,565	109,314
Kodiak Oil & Gas Corp. (a)(b)	20,785	235,702
Noble Energy, Inc.	8,833	620,430
Oasis Petroleum Inc. (a)	3,850	177,601
Rosetta Resources, Inc. (a)	4,390	222,002
Tullow Oil PLC - ADR	37,605	265,491
		5,570,768
Other Information Services - 1.33%
Baidu, Inc. - ADR (a)	2,360	393,105
Brightcove, Inc. (a)	22,340	317,898
Facebook, Inc. (a)	6,050	284,411
Google, Inc. (a)	1,288	1,364,752
Liberty Global PLC (a)(b)	4,389	376,620
		2,736,786
Paper Manufacturing - 0.86%
Kimberly-Clark Corp.	1,050	114,618
Neenah Paper, Inc.	5,360	225,066
Sealed Air Corp.	18,490	593,713
Svenska Cellulosa AB SCA - ADR	15,145	444,809
Unicharm Corp. - ADR	31,035	395,386
		1,773,592
Personal and Laundry Services - 0.13%
Shutterfly, Inc. (a)	5,845	276,059
Petroleum and Coal Products Manufacturing - 1.75%
Chevron Corp.	10,062	1,231,991
ConocoPhillips	2,125	154,700
Exxon Mobil Corp.	12,448	1,163,639
Marathon Petroleum Corp.	6,000	496,440
Phillips 66	1,850	128,779
Valero Energy Corp.	9,403	429,905
		3,605,454

Pipeline Transportation - 0.10%
Enbridge, Inc. (b)	5,100	210,834
Plastics and Rubber Products Manufacturing - 0.20%
Nokian Renkaat OYJ - ADR	16,565	410,978
Primary Metal Manufacturing - 0.12%
Kaiser Aluminum Corp.	3,610	243,025
Professional, Scientific, and Technical Services - 3.80%
Accenture PLC (b)	3,380	261,849
Celgene Corp. (a)	6,200	1,002,974
FTI Consulting, Inc. (a)	8,300	372,753
ICON PLC (a)(b)	8,180	311,985
Jardine Matheson Holdings Ltd. - ADR	11,695	590,013
MasterCard, Inc.	1,105	840,695
National CineMedia, Inc.	11,285	210,465
Nielsen Holdings NV (b)	11,880	512,741
Omnicom Group, Inc.	8,314	594,035
Publicis Groupe SA - ADR	24,515	541,782
SGS SA - ADR	38,730	871,425
Synaptics, Inc. (a)	7,650	386,402
TeleTech Holdings, Inc. (a)	12,260	314,837
Tetra Tech, Inc. (a)	8,780	251,020
The KEYW Holding Corp. (a)	24,530	303,927
VeriSign, Inc. (a)	8,400	477,623
		7,844,526
Publishing Industries (except Internet) - 3.40%
Accelrys, Inc. (a)	25,025	243,493
ChanneAdvisor Corp. (a)	4,890	167,874
Check Point Software Technologies Ltd. (a)(b)	14,770	913,672
EPAM Systems, Inc. (a)	5,800	205,726
Intuit, Inc.	8,500	630,955
Microsoft Corp.	40,013	1,525,695
Oracle Corp.	37,227	1,313,741
Reed Elsevier PLC - ADR	16,290	946,449
SAP AG - ADR	6,900	570,768
SciQuest, Inc. (a)	8,225	229,971
SS&C Technologies Holdings, Inc. (a)	6,500	280,215
		7,028,559
Rail Transportation - 0.72%
Norfolk Southern Corp.	6,615	580,069
Union Pacific Corp.	5,560	900,943
		1,481,012
Rental and Leasing Services - 0.43%
Brambles Ltd. - ADR	28,710	494,960
Hertz Global Holdings, Inc. (a)	7,950	192,867
McGrath RentCorp.	5,195	202,034
		889,861
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.13%
Deutsche Boerse AG - ADR	68,370	527,133
Evercore Partners, Inc.	4,750	260,538
Franklin Resources, Inc.	10,450	578,825
ICAP PLC - ADR	20,240	278,098
Legg Mason, Inc.	10,454	408,856
Stifel Financial Corp. (a)	6,420	287,423
		2,340,873

Support Activities for Mining - 0.61%
C&J Energy Services, Inc. (a)	7,485	177,395
Pioneer Energy Services Corp. (a)	23,235	167,757
Schlumberger Ltd. (b)	10,255	906,746
		1,251,898
Telecommunications - 3.14%
AT&T, Inc.	11,385	400,866
Atlantic Tele-Network, Inc.	3,395	190,358
CenturyLink, Inc.	10,850	333,095
China Mobile Ltd. - ADR	14,185	769,394
Eutelsat Communications SA - ADR	65,445	480,366
j2 Global, Inc.	6,720	322,358
RigNet, Inc. (a)	7,765	329,857
SoftBank Corp. - ADR	19,490	787,201
Valmont Industries, Inc.	2,100	303,891
Verizon Communications, Inc.	17,634	874,999
Viacom, Inc.	13,990	1,121,578
Vodafone Group PLC - ADR	15,539	576,342
		6,490,305
Transportation Equipment Manufacturing - 2.09%
Daihatsu Motor Co. Ltd. - ADR	9,445	344,743
Eaton Corp PLC (b)	8,083	587,311
General Motors Co. (a)	13,954	540,438
Honeywell International, Inc.	5,510	487,690
Tenneco, Inc. (a)	7,555	433,657
Terex Corp.	8,953	325,173
The Boeing Co.	2,700	362,475
Toyota Motor Corp. - ADR	7,945	993,522
Visteon Corp. (a)	3,100	243,784
		4,318,793
Truck Transportation - 0.14%
Roadrunner Transportation Systems, Inc. (a)	10,730	293,787
Utilities - 1.47%
Aqua America, Inc.	6,762	162,761
Calpine Corp. (a)	20,239	382,719
Cleco Corp.	6,170	282,031
FirstEnergy Corp.	10,498	342,550
Linde AG - ADR	51,105	1,046,119
NextEra Energy, Inc.	5,387	455,686
NorthWestern Corp.	4,605	202,528
UIL Holdings Corp.	4,520	169,636
		3,044,030
Waste Management and Remediation Services - 0.14%
US Ecology, Inc.	7,505	288,792
Water Transportation - 0.09%
Kirby Corp. (a)	1,900	179,455
Wireless Telecommunications Carriers - 0.30%
Partner Communications Co. Ltd. - ADR (a)	65,970	628,034
Total Common Stocks (Cost $119,247,504)		156,474,682

Exchange-Traded Funds - 19.32%
Guggenheim Frontier Markets ETF	45,901	786,284
iShares China Large-Cap ETF	15,688	629,559
iShares Global Energy ETF	27,795	1,184,067
iShares MSCI EAFE ETF	182,000	12,055,680
iShares MSCI Italy Capped ETF	64,200	984,186
iShares MSCI Spain Capped ETF	28,644	1,078,447
iShares MSCI United Kingdom Index ETF	48,767	1,000,211
iShares Russell 1000 Value ETF	111,000	10,259,730
iShares Russell 2000 ETF	17,796	2,020,024
SPDR S&P Emerging Markets SmallCap ETF	53,220	2,498,679

Vanguard FTSE Emerging Markets ETF	9,285	385,142
Vanguard FTSE European ETF	32,200	1,846,992
Vanguard FTSE Pacific ETF	64,016	3,951,708
Vanguard Total Stock Market ETF	13,000	1,220,180
Total Exchange-Traded Funds (Cost $31,784,397)		39,900,889

Preferred Stocks - 0.78%
Chemical Manufacturing - 0.43%
Henkel AG & Co KGaA (b)	7,850	892,702
Transportation Equipment Manufacturing - 0.35%
Volkswagen AG (b)	13,495	717,259
Total Preferred Stocks (Cost $1,401,904)		1,609,961

Real Estate Investment Trusts - 1.42%
DCT Industrial Trust, Inc.	32,890	245,359
DuPont Fabros Technology, Inc.	11,660	273,660
EastGroup Properties, Inc.	3,875	234,786
EPR Properties	6,055	304,506
Kite Realty Group Trust	32,755	214,545
LaSalle Hotel Properties	11,860	371,456
Public Storage	1,580	241,266
Ramco-Gershenson Properties Trust	14,680	234,880
Sovran Self Storage, Inc.	3,940	262,956
Weyerhaeuser Co.	18,459	556,170
Total Real Estate Investment Trusts (Cost $2,373,073)		2,939,584

Money Market Fund - 2.43%
Fidelity Institutional Money Market Funds - Government Portfolio	5,017,247	5,017,247
Total Money Market Funds (Cost $5,017,247)		5,017,247

Total Investments (Cost $159,824,125) - 99.74%		205,942,363
Other Assets in Excess of Liabilities - 0.26%		539,399
Total Net Assets - 100.00%		$206,481,762

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

	Core Fixed Income Fund	Diversified Equity Fund
Cost of investments	$152,763,487	$159,824,125
Gross unrealized appreciation - Futures	7,513	-
Gross unrealized appreciation - Investments	2,043,773	48,332,806
Gross unrealized depreciation - Futures	(1,370)	-
Gross unrealized depreciation - Investments	(2,087,370)	(2,214,568)
Net unrealized appreciation	$(37,454)	$46,118,238

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, futures contacts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2013.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$10,126,417	$-	$10,126,417
Corporate Bonds	-	27,091,263	-	27,091,263
Foreign Corporate Bonds	-	7,211,467	-	7,211,467
Foreign Government Agency Issues	-	2,677,836	-	2,677,836
Foreign Government Notes/Bonds	-	294,350	-	294,350
Mortgage Backed Securities	-	6,535,393	-	6,535,393
Municipal Bonds	-	3,075,453	-	3,075,453
U.S. Government Agency Issues	-	39,109,306	-	39,109,306
U.S. Government Notes/Bonds	-	15,769,774	-	15,769,774
U.S. Treasury Bill	-	4,998,990	-	4,998,990
Total Fixed Income Securities	-	116,890,249	-	116,890,249
Exchange-Traded Funds	27,251,651	-	-	27,251,651
Money Market Funds	8,577,990	-	-	8,577,990
Total Investments in Securities	$35,829,641	$116,890,249	$-	$152,719,890

Liabilities:
Futures Contracts*	$6,143	$-	$-	$6,143

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts.  This amount represents net unrealized appreciation of $7,513 and unrealized depreciation of $1,370.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$156,142,638	$332,044	$-	$156,474,682
Exchange-Traded Funds	39,900,889	-	-	39,900,889
Preferred Stocks	1,609,961	-	-	1,609,961
Real Estate Investment Trust	2,939,584	-	-	2,939,584
Total Equity	200,593,072	332,044	-	200,925,116
Money Market Funds	5,017,247	-	-	5,017,247
Total Investments in Securities	$205,610,319	$332,044	$-	$205,942,363

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	Core Fixed Income Fund	Diversified Equity Fund (1)
Transfers into Level 1	$-	$-
Transfers out of Level 1	-	(332,044)
Net transfers into/(out of) Level 1	$-	$(332,044)
Transfer into Level 2	$-	$332,044
Transfer out Level 3	-	-
Net transfers into/(out of) Level 2	$-	$332,044

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

(1) Transfers between Level 1 and Level 2 resulted from securities pricing from either a market closing price to the mean of the bid and ask or securities pricing from the mean of the bid and ask to the market closing price.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds hold no Level 3 securities during the year ended November 30, 2013.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the year ended November 30, 2013.

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$6,471	Assets- Unrealized depreciation*	(1,370)
Foreign Exchange Contracts - Futures	Assets- Unrealized appreciation*	1,042	Assets- Unrealized depreciation*	-
Total		$7,513		$(1,370)

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures and Forward Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2013 through November 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures		Total
Interest Rate Contracts	$(200,613)	$-	$(200,613)
Foreign Exchange Contracts	11,550	-	11,550
Total	$(189,063)	$-	$(189,063)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures		Total
Interest Rate Contracts	$(2,163)	$-	$(2,163)
Foreign Exchange Contracts	(15,275)	-	(15,275)
Total	$(17,438)	$-	$(17,438)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     January 22, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     January 22, 2014

* Print the name and title of each signing officer under his or her signature.